Note 19 - Accumulate Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	[1]	$ 1,201	$ 2,395	$ 2,548
Other comprehensive income before reclassification	[1]	475	(994)	60
Amount reclassified from accumulated other comprehensive income	[1]	(585)	(200)	(213)
Total other comprehensive loss	[1]	(110)	(1,194)	(153)
Amount reclassified from accumulated other comprehensive income	[1]	(585)	(200)	(213)
Balance	[1]	$ 1,091	$ 1,201	$ 2,395

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.